LEASES - Supplemental balance sheet information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 15,489,351	¥ 11,427,030	¥ 5,749,581
Operating leases
Operating lease assets	17,617,915	11,284,070		$ 2,481,431
Lease liabilities current portion	9,368,607	4,972,345		1,319,541
Lease liabilities non-current portion	8,327,113	6,599,930		$ 1,172,849
Total operating lease liabilities	17,695,720	11,572,275
Land use rights
Operating leases
Operating lease assets	83,242	85,188
Store leases
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	3,262,410	4,054,404	4,341,144
Operating leases
Operating lease assets	5,460,840	5,269,031
Administrative office leases
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	273,088	493,255	1,168,547
Operating leases
Operating lease assets	626,652	629,724
Leases of rental property management services
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	11,953,853	6,879,371	¥ 239,890
Operating leases
Operating lease assets	¥ 11,447,181	¥ 5,300,127